General and Administrative	12 Months Ended
Mar. 31, 2026
General and Administrative [Abstract]
GENERAL AND ADMINISTRATIVE
6.	GENERAL AND ADMINISTRATIVE

General and administrative expenses related to mining operations consist of:

	Years Ended March 31,
	2026	2025
Amortization and depreciation	$972	$1,152
Office administrative expenses	2,452	3,735
Professional fees	374	536
Salaries and benefits	8,291	7,176
	$12,089	$12,599

General and administrative expenses related to corporate operations consist of:

	Years Ended March 31,
	2026	2025
Amortization and depreciation	$773	$660
Office administrative expenses	2,229	2,432
Professional fees	2,092	1,400
Salaries and benefits	11,647	9,381
Share-based compensation	4,125	3,692
	$20,866	$17,565